Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2017
Tax contingent liability [member]
Disclosure of Contingent Liabilities [Line Items]
Potential liability			$ 0
Other environment related contingent liability [member]
Disclosure of Contingent Liabilities [Line Items]
Potential liability			$ 0
2008 Taxation Year [member] | Mexican Tax Authority 1 [member] | Mexican Subsidiary One [member]
Disclosure of Contingent Liabilities [Line Items]
Additional income taxes, interest and penalties		$ 11,000,000
2009 Taxation Year [member] | Mexican Tax Authority 1 [member] | Mexican Subsidiary One [member]
Disclosure of Contingent Liabilities [Line Items]
Additional income taxes, interest and penalties	$ 95,000,000
Tax rate charged by foreign tax authority	28.00%
applicable foreign tax rate	10.00%